FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - Aurora Acquisition Corp - Recurring - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 08, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		$ 733,739	$ 472,512	$ 11,262,650	$ 13,340,717	$ 472,512	$ 13,340,717	$ 13,340,717	$ 0
Initial measurement	$ 13,882,167
Change in valuation inputs or other assumptions		(253,138)	261,227	(3,813,346)	(2,078,067)			(12,868,205)	(1,576,196)
Balance at end of period		480,601	733,739	7,449,304	11,262,650	480,601	7,449,304	472,512	13,340,717
Warrants | Over-allotment Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement									1,034,746
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		381,386	381,386	8,771,879	8,662,912	381,386	8,662,912	8,662,912	0
Initial measurement	9,152,167
Change in valuation inputs or other assumptions		(54,484)		(2,233,833)	108,967			(8,281,526)	(1,035,190)
Balance at end of period		326,902	381,386	6,538,046	8,771,879	326,902	6,538,046	381,386	8,662,912
Level 3 | Over-allotment Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement									545,935
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		352,353	91,126	2,490,771	4,677,805	91,126	4,677,805	4,677,805	0
Initial measurement	$ 4,730,000
Change in valuation inputs or other assumptions		(198,654)	261,227	(1,579,513)	(2,187,034)			(4,586,679)	(541,006)
Balance at end of period		$ 153,699	$ 352,353	$ 911,258	$ 2,490,771	$ 153,699	$ 911,258	$ 91,126	4,677,805
Level 1 | Over-allotment Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement									$ 488,811